Financial Statements - Additional Information - Parent (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Financial Statements, Captions [Line Items]
- Profit after tax	£ 112	£ 411